TRUST ACCOUNT AND FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of financial assets and liabilities measured at fair value on a recurring basis

			Quoted Price
			Prices in
	Carrying value at	Gross Unrealized	Active Markets
Description	June 30, 2021	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$172,608,000	$—	$172,608,000
Total	$172,608,000	$—	$172,608,000

			Quoted Price
			Prices in
	Carrying value at	Gross Unrealized	Active Markets
Description	December 31, 2020	Holding Gains	(Level 1)
Assets:
U.S. government treasury bills	$172,579,000	$—	$172,579,000
Total	$172,579,000	$—	$172,579,000

	Carrying		Quoted Price
	value at	Gross	Prices in
	December 31,	Unrealized	Active Markets
Description	2020	Holding Gains	(Level 1)
Assets:
Cash and money market funds	$1,000	$—	$1,000
U.S. government treasury bills	172,578,000	—	172,578,000
Total	$172,579,000	$—	$172,579,000